Annual Total Returns - FidelityGovernmentCashReserves-RetailPRO - FidelityGovernmentCashReserves-RetailPRO - Fidelity Government Cash Reserves - Fidelity Government Cash Reserves	Jan. 29, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.09%
Annual Return 2017	0.56%
Annual Return 2018	1.52%
Annual Return 2019	1.90%
Annual Return 2020	0.27%
Annual Return 2021	0.01%
Annual Return 2022	1.34%
Annual Return 2023	4.79%